FINANCIAL INSTRUMENTS - SCHEDULE OF NOTIONAL AMOUNTS OF OUTSTANDING DERIVATIVE POSITIONS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Foreign Currency Forward
Derivative Instruments and Hedging Activities Disclosures
Maturity date		Jan. 20, 2015
Average forward rate USD foreign currency		1.276
Foreign Currency Forward | Singapore, Dollars
Derivative Instruments and Hedging Activities Disclosures
Notional amount		$ 563
Foreign Currency Forward | United States of America, Dollars
Derivative Instruments and Hedging Activities Disclosures
Notional amount		$ 441
Cross Currency Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures
Fixed interest rate	6.485%	6.485%
Maturity date	Mar. 31, 2017	Mar. 31, 2017
Average forward rate USD foreign currency	5.722	5.722
Cross Currency Interest Rate Swap | United States of America, Dollars
Derivative Instruments and Hedging Activities Disclosures
Notional amount	$ 227,193	$ 227,193
Cross Currency Interest Rate Swap | Norway, Krone
Derivative Instruments and Hedging Activities Disclosures
Notional amount	$ 1,300,000	$ 1,300,000